OTHER INFORMATION	12 Months Ended
Dec. 31, 2025
Other Information
OTHER INFORMATION

42)	OTHER INFORMATION

a)	On January 16, 2025, Complementary Law No. 214/2025 was enacted, resulting from the conversion of Bill of Complementary Law (PLP) No. 68/2024. This law forms part of the regulatory framework of Constitutional Amendment No. 132/2023, which introduced the Consumption Tax Reform in Brazil. Among other matters, this law provides for the creation of the Goods and Services Tax (Imposto sobre Bens e Serviços – IBS), the Goods and Services Contribution (Contribuição sobre Bens e Serviços – CBS), and the Selective Tax (Imposto Seletivo – IS), representing an important milestone in the reform of consumption taxation.

On January 13, 2026, Complementary Law No. 227, derived from PLP No. 108/2024, was enacted, establishing the IBS Management Committee (Comitê Gestor do IBS – CGIBS) and setting forth the general rules for its governance, supervision, collection, and distribution of tax revenues. The standard also established the IBS/CBS tax rates applicable to financial services between 2027 and 2033, providing for a progressive increase from 10.85% to 12.50%. For fees currently subject to ISS, a reduction in the tax rate from 2% to 1.2% is expected over the same period.

The Bank continues to monitor the development of the regulatory framework and awaits the issuance of supplementary rules and general regulations by the Brazilian Federal Revenue Service (Receita Federal do Brasil) and the IBS Management Committee, which are necessary for the full implementation of the new tax model. At this stage, it is not possible to reliably measure the impacts arising from these changes.

b)	On August 8, 2024, we, through our direct subsidiaries, entered into an Investment Agreement with John Deere Brasil S.A. (John Deere Brasil), a wholly owned subsidiary of Deere & Company (USA), one of the global leaders in the supply of agricultural, construction and forestry equipment. Through this agreement, we hold a 50% stake in Banco John Deere S.A. This strategic partnership aims to further strengthen our position in the agribusiness and construction sectors by expanding the supply of financing and financial services to clients and dealers in the acquisition of John Deere Organization’s equipment, parts and services. On February 10, 2025, after fullfilling the usual, legal, and regulatory precedent conditions, the investment was completed.

c)	On September 1, 2025, Banco Bradesco S.A. (“Bradesco”) announced to its shareholders and the market in general that Atlântica Hospitais e Participações S.A. (“Atlântica”), a company focused on investing in hospitals, an indirect subsidiary of Bradesco and Bradseg Participações S.A., the latter controlling company of the Bradesco Seguros Organization, entered into, on that date, an Investment Agreement with the Rede D’Or São Luiz S.A. Organization (“Rede D’Or”) for the inclusion of Hospital Glória D'Or in the “Atlântica D’Or” hospital network (“Transaction”), thus expanding the partnership entered into with Rede D’Or, announced to the market on May 8 and November 1, 2024 (“Partnership”), maintaining the existing corporate structure, with a 50.01% interest for Rede D’Or and 49.99% for Atlântica. The medical management of Hospital Glória D'Or will be the responsibility of Rede D'Or. The completion of the transaction is subject to the fulfillment of certain conditions precedent, typical of transactions of this nature, including the necessary regulatory approvals.

d)	On November 10, 2025, Banco Bradesco S.A. (“Bradesco”) announced to its shareholders and the market in general that Atlântica Hospitais e Participações S.A. (“Atlântica”), entered into an Investment Agreement with Grupo Rede D’Or São Luiz S.A. (“Rede D’Or”) for the inclusion of Maternidade São Luiz Star, located in the city of São Paulo/SP, in the ‘Atlântica D’Or’ structure (“Transaction”), while maintaining the existing corporate structure, with a shareholding interest of 50.01% for Rede D’Or and 49.99% for Atlântica. The medical management of Maternidade São Luiz Star will remain under Rede D’Or’s responsibility. The completion of the Transaction is subject to the fulfillment of certain customary conditions precedent for transactions of this nature, including the required regulatory approvals.

e)	On February 27, 2026, we entered into a binding agreement for a corporate reorganization, involving common controlled entities by Bradesco, that will consolidate the entire healthcare business segment of the Bradesco Organization under a single publicly listed entity, Odontoprev S.A. (“Odontoprev”). Under the terms of the agreement, Bradesco will become the direct controlling shareholder of Odontoprev, holding a 91.35% interest, and Odontoprev will be renamed “Bradsaúde S.A.”, serving as the holding company for all of our healthcare operations. The transaction involves a partial spin-off of Bradseg Participações S.A. and the merger of shares of Bradesco Gestão de Saúde S.A. into Odontoprev. The reorganization aims to simplify our corporate structure and integrate our healthcare businesses to capture operational and commercial synergies. The transaction terms were negotiated by an independent committee of Odontoprev and were supported by a fairness opinion issued by Citigroup Global Markets Inc.

On March 6, 2026, in continuation of the agreement entered into on February 27, 2026, we informed shareholders and the market in general of the following developments regarding the Transaction: (i) the disclosure of the information resulting from the valuation report (dated March 5, 2026) of BGS’s shares, at fair market value, for purposes of determining the amount of Odontoprev’s capital increase arising from the Share Merger, pursuant to Articles 8 and 252 of Law No. 6,404/1976; and, as a result of the completion of such procedures; and (ii) the call of an Extraordinary General Meeting of Odontoprev’s shareholders (“Odontoprev EGM”) to, in summary, resolve on: (a) the approval of the Share Merger (as defined in the Material Fact regarding the Transaction) of BGS by Odontoprev, including the Merger Protocol and Justification (as defined in the Material Fact regarding the Transaction), as amended by the First Amendment, and the respective valuation reports; (b) the resulting capital increase of Odontoprev; (c) the amendment of Odontoprev’s bylaws, including the change of its corporate name to “Bradsaúde S.A.”; and (d) the Asset Contribution (as defined in the Material Fact regarding the Transaction) to Mediservice Operadora de Planos de Saúde S.A.; all as described in the Material Fact regarding the Transaction.

Completion of the transaction is subject to shareholder approvals and authorization from the National Supplementary Health Agency (ANS), among other customary conditions.